                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07377

Morgan Stanley Capital Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2005

Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CAPITAL OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                                  VALUE
--------------------                                                                                   ---------------------

                                COMMON STOCKS (98.9%)
                                Advertising/Marketing Services (3.0%)
             58,395             Getty Images, Inc.*                                                              $4,165,899
            173,900             Lamar Advertising Co. (Class A)*                                                  6,832,531
                                                                                                       ---------------------
                                                                                                                 10,998,430
                                                                                                       ---------------------
                                Air Freight/Couriers (1.5%)
            102,350             C.H. Robinson Worldwide, Inc.                                                     5,608,780
                                                                                                       ---------------------

                                Apparel/Footwear (1.2%)
             79,700             Coach, Inc.*                                                                      4,425,741
                                                                                                       ---------------------

                                Apparel/Footwear Retail (1.8%)
            216,300             Chico's FAS, Inc.*                                                                6,370,035
                                                                                                       ---------------------

                                Biotechnology (2.6%)
            118,100             Genentech, Inc.*                                                                  5,574,320
             78,600             Gen-Probe, Inc.*                                                                  4,001,526
                                                                                                       ---------------------
                                                                                                                  9,575,846
                                                                                                       ---------------------
                                Broadcasting (1.0%)
            133,150             Univision Communications, Inc. (Class A)*                                         3,513,829
                                                                                                       ---------------------

                                Casino/Gaming (11.5%)
            157,570             GTECH Holdings Corp.                                                              3,679,260
            298,900             International Game Technology                                                     9,104,494
             41,541             Las Vegas Sands Corp.*                                                            1,989,814
             94,200             Penn National Gaming, Inc.*                                                       5,685,912
            256,500             Station Casinos, Inc.                                                            15,631,110
             81,590             Wynn Resorts, Ltd.*                                                               5,839,396
                                                                                                       ---------------------
                                                                                                                 41,929,986
                                                                                                       ---------------------
                                Chemicals: Agricultural (2.9%)
            182,340             Monsanto Co.                                                                     10,717,945
                                                                                                       ---------------------

                                Computer Processing Hardware (3.0%)
            271,000             Dell, Inc.*                                                                      10,864,390
                                                                                                       ---------------------

                                Construction Materials (1.7%)
             69,800             Rinker Group Ltd. (ADR) (Australia)                                               6,287,584
                                                                                                       ---------------------

                                Discount Stores (1.1%)
             40,700             Kmart Holding Corp.*                                                              3,967,029
                                                                                                       ---------------------

                                Electronic Equipment/Instruments (0.0%)
              3,691             Dolby Laboratories, Inc. (Class A)*                                                  85,188
                                                                                                       ---------------------

                                Financial Conglomerates (1.8%)
            176,750             Brascan Corp. (Class A) (Canada)                                                  6,523,843
                                                                                                       ---------------------

                                Financial Publishing/Services (1.2%)
             51,700             Moody's Corp.                                                                     4,338,147
                                                                                                       ---------------------

                                Gas Distributors (1.2%)
             82,600             Questar Corp.                                                                     4,379,452
                                                                                                       ---------------------

                                Hotels/Resorts/Cruiselines (3.6%)
            278,700             Royal Caribbean Cruises Ltd. (Liberia)                                           13,168,575
                                                                                                       ---------------------

                                Insurance Brokers/Services (1.3%)
            115,100             ChoicePoint, Inc.*                                                                4,638,530
                                                                                                       ---------------------

                                Internet Software/Services (4.4%)
             28,500             Google, Inc. (Class A)*                                                           5,357,715
            326,800             Yahoo! Inc.*                                                                     10,545,836
                                                                                                       ---------------------
                                                                                                                 15,903,551
                                                                                                       ---------------------
                                Investment Banks/Brokers (2.5%)
            157,285             Greenhill & Co., Inc.                                                             5,504,975
             46,500             Legg Mason, Inc.                                                                  3,749,760
                                                                                                       ---------------------
                                                                                                                  9,254,735
                                                                                                       ---------------------

                                Investment Managers (1.1%)
            141,900             Calamos Asset Management, Inc. (Class A)                                          4,024,284
                                                                                                       ---------------------

                                Managed Health Care (1.3%)
             50,300             UnitedHealth Group, Inc.                                                          4,585,348
                                                                                                       ---------------------

                                Medical Distributors (1.8%)
            130,300             Patterson Companies, Inc.*                                                        6,465,486
                                                                                                       ---------------------

                                Medical Specialties (6.8%)
             43,000             Alcon, Inc. (Switzerland)                                                         3,713,050
             95,900             Dade Behring Holdings, Inc.*                                                      6,013,889
            107,000             INAMED Corp.*                                                                     7,295,260
            117,544             Kinetic Concepts, Inc.*                                                           7,667,395
                                                                                                       ---------------------
                                                                                                                 24,689,594
                                                                                                       ---------------------
                                Miscellaneous Commercial Services (3.0%)
            176,750             Corporate Executive Board Co. (The)                                              11,055,712
                                                                                                       ---------------------

                                Oil & Gas Production (4.3%)
            282,060             Ultra Petroleum Corp. (Canada)*                                                  15,894,081
                                                                                                       ---------------------

                                Other Consumer Services (6.1%)
            117,700             Apollo Group, Inc. (Class A)*                                                     8,667,428
            314,000             eBay, Inc.*                                                                      13,451,760
                                                                                                       ---------------------
                                                                                                                 22,119,188
                                                                                                       ---------------------
                                Other Metals/Minerals (1.2%)
             96,500             Cameco Corporation                                                                4,401,365
                                                                                                       ---------------------

                                Packaged Software (1.9%)
             57,600             Adobe Systems, Inc.                                                               3,556,800
            295,400             Red Hat, Inc.*                                                                    3,385,284
                                                                                                       ---------------------
                                                                                                                  6,942,084
                                                                                                       ---------------------
                                Property - Casualty Insurers (3.1%)
              2,452             Berkshire Hathaway, Inc. (Class B)*                                               7,392,780
              6,100             White Mountains Insurance Group, Ltd. (Bermuda)                                   3,986,350
                                                                                                       ---------------------
                                                                                                                 11,379,130
                                                                                                       ---------------------
                                Real Estate Investment Trusts (1.1%)
            107,600             Plum Creek Timber Co., Inc.                                                       4,040,380
                                                                                                       ---------------------

                                Recreational Products (3.8%)
            160,500             Electronic Arts, Inc.*                                                           10,350,645
            119,300             Shanda Interactive Entertainment Ltd. (ADR)
                                (Cayman Islands)*                                                                 3,606,439
                                                                                                       ---------------------
                                                                                                                 13,957,084
                                                                                                       ---------------------
                                Restaurants (4.5%)
            199,700             AFC Enterprises, Inc.*                                                            5,272,080
            104,035             P.F. Chang's China Bistro, Inc.*                                                  5,702,158
            167,450             Sonic Corp.*                                                                      5,641,391
                                                                                                       ---------------------
                                                                                                                 16,615,629
                                                                                                       ---------------------
                                Semiconductors (1.0%)
            102,200             Marvell Technology Group Ltd. (Bermuda)*                                          3,739,498
                                                                                                       ---------------------

                                Services to the Health Industry (1.5%)
            122,700             Stericycle, Inc.*                                                                 5,641,746
                                                                                                       ---------------------

                                Specialty Stores (2.3%)
            143,400             PETsMART, Inc.                                                                    4,373,700
            127,300             Tuesday Morning Corp.*                                                            3,990,855
                                                                                                       ---------------------
                                                                                                                  8,364,555
                                                                                                       ---------------------
                                Specialty Telecommunications (1.4%)
            317,816             Crown Castle International Corp.*                                                 5,193,113
                                                                                                       ---------------------

                                Telecommunication Equipment (2.1%)
            208,800             QUALCOMM, Inc.                                                                    7,539,768
                                                                                                       ---------------------

                                Wholesale Distributors (1.2%)
            133,750             SCP Pool Corp.                                                                    4,552,850
                                                                                                       ---------------------

                                Wireless Telecommunications (2.1%)
            131,000             America Movil S.A. de C.V. (Series L) (ADR) (Mexico)                              7,689,700
                                                                                                       ---------------------

                                TOTAL COMMON STOCKS
                                  (Cost $311,331,743)                                                           361,442,211
                                                                                                       ---------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------

                                SHORT-TERM INVESTMENT (0.2%)
                                REPURCHASE AGREEMENT
               $695             Joint repurchase agreement account 2.62%
                                due 03/01/05 (dated 2/28/05;
                                proceeds $ 695,051) (a) (Cost $ 695,000)                                            695,000
                                                                                                       ---------------------

                                TOTAL INVESTMENTS
                                  (Cost $ 312,026,743) (b)                                   99.1%              362,137,211
                                OTHER ASSETS IN EXCESS OF LIABILITIES                         0.9                 3,358,125
                                                                                           ----------  ---------------------
                                NET ASSETS                                                  100.0%             $365,495,336
                                                                                           ==========  =====================

-----------------------------
    ADR      American Depository Receipt.
      *      Non-income producing security.
     (a)     Collateralized by federal agency and U.S. Treasury obligations.
     (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
             unrealized appreciation is $ 61,213,967, and the aggregate gross unrealized depreciation is $ 11,103,499, resulting in net unrealized appreciation of $ 50,110,468.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Capital
      Opportunities Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2005

                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                                                   EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Capital
      Opportunities Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2005

                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial Officer